UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant:	Vanguard Montgomery Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020—June 30, 2020

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2020

Vanguard Market Neutral Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	20

Liquidity Risk Management	22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case— because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Market Neutral Fund	12/31/2019	6/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$949.88	$5.62
Institutional Shares	1,000.00	949.88	5.33
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,019.10	$5.82
Institutional Shares	1,000.00	1,019.39	5.52

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 1.16% for Investor Shares and 1.10% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Market Neutral Fund

Fund Allocation

As of June 30, 2020

	Long	Short
	Portfolio[1]	Portfolio[2]
Communication Services	2.8%	2.8%
Consumer Discretionary	15.4	15.2
Consumer Staples	5.1	5.0
Energy	1.2	1.1
Financials	11.7	12.0
Health Care	14.5	14.7
Industrials	16.8	16.6
Information Technology	20.5	20.5
Materials	2.6	2.5
Real Estate	6.2	6.2
Utilities	3.2	3.4

1 Percentage of investments in long portfolio.

2 Percentage of investments in short portfolio.

The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Market Neutral Fund

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks–Long Positions (99.4%)
Communication Services (2.8%)
*,†	Discovery Inc. Class A	113,003	2,384
†	CenturyLink Inc.	193,985	1,946
*	Glu Mobile Inc.	109,648	1,016
*	Zynga Inc.	76,126	726
*,†	MSG Networks Inc.	67,551	672
	Interpublic Group of Cos. Inc.	30,409	522
*	Vonage Holdings Corp.	50,285	506
*,†	EverQuote Inc. Class A	7,233	421
*,†	Take-Two Interactive Software Inc.	2,542	355
*	Liberty Media Corp-Liberty SiriusXM	10,249	354
*	Cardlytics Inc.	4,785	335
			9,237
Consumer Discretionary (15.3%)
†	eBay Inc.	55,018	2,886
†	Best Buy Co. Inc.	33,017	2,881
†	Brunswick Corp.	44,898	2,874
†	Rent-A-Center Inc.	88,608	2,465
	Lowe’s Cos. Inc.	18,234	2,464
†	Kontoor Brands Inc.	133,648	2,380
*,†	Meritage Homes Corp.	30,753	2,341
†	Wingstop Inc.	16,739	2,326
*,†	Adient plc	135,809	2,230
*,†	Asbury Automotive Group Inc.	28,518	2,205
†	Newell Brands Inc.	128,607	2,042
*,†	Skyline Champion Corp.	81,184	1,976
*,†	frontdoor Inc.	44,444	1,970
*,†	Gentherm Inc.	48,063	1,870
†	Whirlpool Corp.	13,615	1,764
*	Murphy USA Inc.	11,636	1,310
	Home Depot Inc.	4,949	1,240
*	Malibu Boats Inc. Class A	21,302	1,107
	ODP Corp.	465,184	1,093
*	Laureate Education Inc. Class A	107,580	1,072
	Lear Corp.	9,426	1,028
*,†	1-800-Flowers.com Inc. Class A	47,895	959
	Yum China Holdings Inc.	18,181	874
	Lennar Corp. Class A	14,153	872
*	American Axle & Manufacturing Holdings Inc.	108,217	822
*	Tesla Inc.	747	807
†	MGM Resorts International	39,292	660
	Aaron’s Inc.	12,815	582
	Yum! Brands Inc.	6,201	539
	Darden Restaurants Inc.	6,576	498
	Group 1 Automotive Inc.	6,742	445
	Kohl’s Corp.	18,494	384
	L Brands Inc.	23,766	356
	Camping World Holdings Inc. Class A	12,994	353
†	Hanesbrands Inc.	30,555	345
	Target Corp.	2,852	342
*,†	AutoNation Inc.	7,536	283
*	Planet Fitness Inc. Class A	4,262	258
			50,903
Consumer Staples (5.1%)
†	Campbell Soup Co.	56,846	2,821
*,†	Edgewell Personal Care Co.	89,706	2,795
	Coca-Cola Consolidated Inc.	11,363	2,604
*	TreeHouse Foods Inc.	39,813	1,744
	Procter & Gamble Co.	9,858	1,179
*	Hain Celestial Group Inc.	33,287	1,049
*	BJ’s Wholesale Club Holdings Inc.	21,320	795
	Altria Group Inc.	17,185	675
†	Ingles Markets Inc. Class A	15,266	657
	John B Sanfilippo & Son Inc.	7,212	615
†	Fresh Del Monte Produce Inc.	21,773	536
*,†	elf Beauty Inc.	20,453	390
†	Medifast Inc.	2,636	366
	Reynolds Consumer Products Inc.	9,746	339
*	Beyond Meat Inc.	2,325	311
			16,876

Market Neutral Fund

			Market
			Value•
		Shares	($000)
Energy (1.2%)
	DHT Holdings Inc.	157,260	807
	Devon Energy Corp.	69,104	783
	Apache Corp.	56,287	760
†	Kinder Morgan Inc.	28,144	427
†	National Oilwell Varco Inc.	27,022	331
†	World Fuel Services Corp.	12,849	331
†	Schlumberger Ltd.	16,536	304
*,†	Dorian LPG Ltd.	37,342	289
			4,032
Financials (11.6%)
	Brightsphere Investment Group Inc.	231,325	2,882
	Ameriprise Financial Inc.	16,595	2,490
†	Primerica Inc.	21,208	2,473
†	MetLife Inc.	64,954	2,372
	Allstate Corp.	23,251	2,255
†	Hilltop Holdings Inc.	91,680	1,692
†	Lazard Ltd. Class A	56,027	1,604
†	Universal Insurance Holdings Inc.	82,253	1,460
†	PennyMac Financial Services Inc.	33,333	1,393
†	National General Holdings Corp.	63,504	1,372
	Equitable Holdings Inc.	67,493	1,302
†	LPL Financial Holdings Inc.	15,122	1,186
†	Navient Corp.	151,163	1,063
†	MGIC Investment Corp.	128,365	1,051
	First Interstate BancSystem Inc. Class A	32,299	1,000
	SLM Corp.	129,263	909
*,†	Mr Cooper Group Inc.	72,162	898
	First Horizon National Corp.	89,086	887
	CNO Financial Group Inc.	55,915	871
	Intercontinental Exchange Inc.	9,245	847
†	Great Western Bancorp Inc.	58,099	799
	CME Group Inc.	3,718	604
†	Stifel Financial Corp.	12,679	601
	Hanover Insurance Group Inc.	5,861	594
	First Midwest Bancorp Inc.	42,953	573
	Assured Guaranty Ltd.	23,259	568
†	First Hawaiian Inc.	32,869	567
	Cullen/Frost Bankers Inc.	7,280	544
*	Brighthouse Financial Inc.	19,145	533
	Prosperity Bancshares Inc.	8,647	513
	Virtu Financial Inc. Class A	20,433	482
†	Citigroup Inc.	9,381	479
†	Unum Group	28,503	473
	FNB Corp.	47,601	357
*,†	Enova International Inc.	23,156	344
	S&P Global Inc.	1,025	338
†	Hannon Armstrong Sustainable Infrastructure Capital Inc.	5,329	152
			38,528
Health Care (14.4%)
*,†	Medpace Holdings Inc.	30,896	2,874
*,†	DaVita Inc.	35,251	2,790
*,†	Alkermes plc	132,784	2,577
*,†	Quidel Corp.	11,362	2,542
*,†	Novocure Ltd.	41,898	2,485
*,†	Integer Holdings Corp.	32,071	2,343
	Cardinal Health Inc.	43,974	2,295
*,†	Prestige Consumer Healthcare Inc.	59,976	2,253
*	Sarepta Therapeutics Inc.	13,013	2,086
*,†	Syneos Health Inc.	35,662	2,077
*,†	PRA Health Sciences Inc.	19,055	1,854
*,†	Tenet Healthcare Corp.	102,040	1,848
*,†	Lantheus Holdings Inc.	103,968	1,487
*,^	Precigen Inc.	294,212	1,468
*	Allscripts Healthcare Solutions Inc.	208,049	1,408
*,†	Henry Schein Inc.	21,700	1,267
	Cigna Corp.	6,595	1,238
†	AbbVie Inc.	11,119	1,092
*,†	Enanta Pharmaceuticals Inc.	20,143	1,011
	McKesson Corp.	5,792	889
*	Amneal Pharmaceuticals Inc.	181,560	864
*	Schrodinger Inc.	8,959	820
*,†	BioTelemetry Inc.	18,139	820
	AmerisourceBergen Corp. Class A	7,898	796
*,†	Biohaven Pharmaceutical Holding Co. Ltd.	9,883	723
*	MEDNAX Inc.	39,405	674
*	Retrophin Inc.	28,001	571
*	Bluebird Bio Inc.	9,027	551
*	Magellan Health Inc.	7,017	512
*	BioCryst Pharmaceuticals Inc.	97,207	463
*	Veeva Systems Inc. Class A	1,875	439
*	Eidos Therapeutics Inc.	9,172	437
*	Xencor Inc.	13,452	436
*	Deciphera Pharmaceuticals Inc.	7,268	434
*	Nektar Therapeutics Class A	17,509	405
*	Omnicell Inc.	5,588	395
*,†	Surgery Partners Inc.	31,619	366
*,†	STAAR Surgical Co.	5,822	358
			47,948

Market Neutral Fund

			Market
			Value•
		Shares	($000)
Industrials (16.7%)
*,†	GMS Inc.	119,295	2,933
†	Masco Corp.	57,968	2,911
†	Johnson Controls International plc	83,929	2,865
	General Electric Co.	356,918	2,438
*,†	BMC Stock Holdings Inc.	96,482	2,426
†	TransUnion	27,770	2,417
	Lockheed Martin Corp.	6,502	2,373
*,†	Foundation Building Materials Inc.	149,465	2,333
*,†	MasTec Inc.	51,814	2,325
*,†	Atkore International Group Inc.	79,502	2,174
†	Steelcase Inc. Class A	179,396	2,163
	Rockwell Automation Inc.	9,916	2,112
†	Kforce Inc.	71,342	2,087
†	UFP Industries Inc.	39,101	1,936
†	Triton International Ltd.	63,812	1,930
*,†	Colfax Corp.	66,539	1,856
*,†	Builders FirstSource Inc.	84,034	1,739
†	Deluxe Corp.	68,192	1,605
	Landstar System Inc.	14,251	1,600
*,†	Gibraltar Industries Inc.	24,299	1,167
*,†	Herc Holdings Inc.	37,864	1,164
	ADT Inc.	130,109	1,038
†	Enerpac Tool Group Corp. Class A	52,162	918
†	Triumph Group Inc.	96,177	867
*	American Woodmark Corp.	11,342	858
*	Univar Solutions Inc.	45,963	775
	Costamare Inc.	133,975	745
	United Parcel Service Inc. Class B	6,551	728
	Northrop Grumman Corp.	2,057	632
†	Rush Enterprises Inc. Class A	14,405	597
*	Atlas Air Worldwide Holdings Inc.	13,398	576
*	United Rentals Inc.	3,752	559
	Schneider National Inc. Class B	21,390	528
†	Copa Holdings SA Class A	10,058	509
	American Airlines Group Inc.	29,455	385
*,†	Echo Global Logistics Inc.	17,424	377
†	Kaman Corp.	8,475	353
	Westinghouse Air Brake Technologies Corp.	5,898	340
*	TriNet Group Inc.	5,455	332
			55,671
Information Technology (20.4%)
*,†	Amkor Technology Inc.	237,478	2,923
*,†	Autodesk Inc.	12,030	2,877
*,†	Synopsys Inc.	14,704	2,867
†	Jabil Inc.	89,270	2,864
*,†	Cadence Design Systems Inc.	29,837	2,863
*,†	Atlassian Corp. plc Class A	15,468	2,788
†	Avnet Inc.	99,913	2,786
†	Seagate Technology plc	55,887	2,706
*,†	Workiva Inc.	50,448	2,699
*,†	Square Inc.	25,050	2,629
	Microsoft Corp.	12,781	2,601
†	SYNNEX Corp.	19,492	2,335
†	ManTech International Corp. Class A	32,373	2,217
*,†	CACI International Inc. Class A	10,139	2,199
*,†	Sykes Enterprises Inc.	73,931	2,045
*,†	Synaptics Inc.	33,785	2,031
†	Western Digital Corp.	45,477	2,008
†	Booz Allen Hamilton Holding Corp. Class A	25,731	2,002
*	Fortinet Inc.	13,088	1,797
*,†	Advanced Micro Devices Inc.	30,972	1,629
*	Domo Inc.	50,023	1,609
*	Manhattan Associates Inc.	15,636	1,473
†	Perspecta Inc.	56,098	1,303
*	Ciena Corp.	23,167	1,255
*	Infinera Corp.	206,347	1,222
†	HP Inc.	68,539	1,195
*	SunPower Corp.	152,400	1,167
*	GoDaddy Inc. Class A	14,893	1,092
*,†	Cardtronics plc Class A	43,872	1,052
*	Zoom Video Communications Inc. Class A	3,440	872
*	MACOM Technology Solutions Holdings Inc.	25,335	870
*	Dropbox Inc. Class A	28,350	617
	Xperi Holding Corp.	37,946	560
*,†	Avaya Holdings Corp.	45,180	558
*,†	Nutanix Inc.	22,940	544
†	Plantronics Inc.	36,009	529
	DXC Technology Co.	31,282	516
	Oracle Corp.	7,819	432
*	Teradata Corp.	19,314	402
*,†	TTM Technologies Inc.	31,254	371
*	Zendesk Inc.	4,090	362
	Apple Inc.	932	340
*,†	Virtusa Corp.	9,333	303
†	Benchmark Electronics Inc.	13,864	299
			67,809
Materials (2.6%)
*,†	Element Solutions Inc.	247,998	2,691
†	Commercial Metals Co.	56,895	1,161

Market Neutral Fund

			Market
			Value•
		Shares	($000)
†	PolyOne Corp.	33,300	873
	Chemours Co.	53,302	818
†	Boise Cascade Co.	21,728	817
	Linde plc	3,121	662
	O-I Glass Inc.	56,121	504
*	Coeur Mining Inc.	81,934	416
*	Koppers Holdings Inc.	19,295	364
	Corteva Inc.	12,168	326
			8,632
Real Estate (6.1%)
†	Sabra Health Care REIT Inc.	168,567	2,433
	Equinix Inc.	3,359	2,359
	Iron Mountain Inc.	87,922	2,295
†	CyrusOne Inc.	29,525	2,148
†	SL Green Realty Corp.	37,817	1,864
†	Office Properties Income Trust	66,999	1,740
	Uniti Group Inc.	185,660	1,736
†	GEO Group Inc.	141,173	1,670
†	CoreCivic Inc.	153,963	1,441
	Independence Realty Trust Inc.	58,420	671
	Diversified Healthcare Trust	147,833	654
	Gaming and Leisure Properties Inc.	17,639	610
	Innovative Industrial Properties Inc.	4,753	418
†	Kennedy-Wilson Holdings Inc.	20,146	307
			20,346
Utilities (3.2%)
†	Vistra Energy Corp.	142,259	2,649
†	AES Corp.	130,474	1,891
†	Hawaiian Electric Industries Inc.	46,440	1,675
	Evergy Inc.	25,679	1,522
*,†	PG&E Corp.	144,131	1,278
	Dominion Energy Inc.	10,409	845
	American States Water Co.	5,068	398
	Unitil Corp.	8,403	377
			10,635
Total Common Stocks–Long Positions (Cost $314,009)			330,617
Common Stocks Sold Short (-99.3%)
Communication Services (-2.7%)
*	GCI Liberty Inc. Class A	(30,171)	(2,146)
*	Cargurus Inc.	(79,136)	(2,006)
	World Wrestling Entertainment Inc. Class A	(23,256)	(1,010)
	Cinemark Holdings Inc.	(65,903)	(761)
	Sinclair Broadcast Group Inc. Class A	(35,429)	(654)
	TEGNA Inc.	(42,914)	(478)
*	Iridium Communications Inc.	(14,059)	(358)
	EW Scripps Co. Class A	(40,734)	(356)
*	Netflix Inc.	(775)	(353)
	ViacomCBS Inc. Class B	(14,758)	(344)
*	T-Mobile US Inc.	(3,132)	(326)
	Marcus Corp.	(22,719)	(302)
			(9,094)
Consumer Discretionary (-15.1%)
*	Burlington Stores Inc.	(13,643)	(2,687)
	Ross Stores Inc.	(29,563)	(2,520)
*	Chegg Inc.	(34,516)	(2,322)
	TJX Cos. Inc.	(45,591)	(2,305)
*	Skechers USA Inc. Class A	(72,860)	(2,286)
*	Urban Outfitters Inc.	(148,684)	(2,263)
	Oxford Industries Inc.	(50,296)	(2,214)
	Callaway Golf Co.	(117,167)	(2,052)
	American Eagle Outfitters Inc.	(182,435)	(1,989)
*	Five Below Inc.	(18,462)	(1,974)
*	Lululemon Athletica Inc.	(6,116)	(1,908)
	Cracker Barrel Old Country Store Inc.	(16,396)	(1,818)
*	Dorman Products Inc.	(21,989)	(1,475)
	Hasbro Inc.	(17,864)	(1,339)
	Columbia Sportswear Co.	(16,131)	(1,300)
*	Capri Holdings Ltd.	(81,131)	(1,268)
	Thor Industries Inc.	(11,862)	(1,264)
	Monro Inc.	(22,941)	(1,260)
	Goodyear Tire & Rubber Co.	(138,224)	(1,236)
*	Fox Factory Holding Corp.	(14,940)	(1,234)
	Ralph Lauren Corp. Class A	(15,497)	(1,124)
*	Ulta Beauty Inc.	(5,116)	(1,041)
	Ford Motor Co.	(148,422)	(902)
*	Etsy Inc.	(8,357)	(888)
	Expedia Group Inc.	(10,243)	(842)
	Wyndham Hotels & Resorts Inc.	(19,559)	(834)
	La-Z-Boy Inc.	(27,907)	(755)
*	Taylor Morrison Home Corp. Class A	(38,888)	(750)
	BJ’s Restaurants Inc.	(33,419)	(700)
	Tapestry Inc.	(50,943)	(677)
	Vail Resorts Inc.	(3,624)	(660)
	Wynn Resorts Ltd.	(8,700)	(648)
*	Crocs Inc.	(13,739)	(506)
*	Shake Shack Inc. Class A	(9,060)	(480)

Market Neutral Fund

			Market
			Value•
		Shares	($000)
*	Floor & Decor Holdings Inc. Class A	(7,086)	(408)
	Gap Inc.	(31,924)	(403)
	VF Corp.	(6,436)	(392)
	Starbucks Corp.	(4,879)	(359)
	LCI Industries	(3,048)	(350)
*	Carvana Co.	(2,806)	(337)
*	RealReal Inc.	(24,582)	(314)
			(50,084)
Consumer Staples (-5.0%)
*	Cal-Maine Foods Inc.	(64,662)	(2,876)
	Estee Lauder Cos. Inc. Class A	(14,549)	(2,745)
*	Freshpet Inc.	(29,966)	(2,507)
*	Boston Beer Co. Inc. Class A	(3,876)	(2,080)
	Archer-Daniels-Midland Co.	(45,619)	(1,820)
	Nu Skin Enterprises Inc. Class A	(31,263)	(1,195)
	WD-40 Co.	(4,673)	(927)
*	Performance Food Group Co.	(26,083)	(760)
	Universal Corp.	(10,840)	(461)
*	Hostess Brands Inc. Class A	(36,279)	(443)
*	BellRing Brands Inc. Class A	(18,579)	(371)
	PriceSmart Inc.	(5,620)	(339)
			(16,524)
Energy (-1.1%)
	Occidental Petroleum Corp.	(94,738)	(1,734)
*	PDC Energy Inc.	(126,839)	(1,578)
*	Dril-Quip Inc.	(16,266)	(484)
			(3,796)
Financials (-11.9%)
	Pinnacle Financial Partners Inc.	(64,146)	(2,693)
	Invesco Ltd.	(243,771)	(2,623)
	RenaissanceRe Holdings Ltd.	(13,766)	(2,354)
	Capital One Financial Corp.	(37,575)	(2,352)
*	PRA Group Inc.	(58,511)	(2,262)
	Hamilton Lane Inc. Class A	(32,365)	(2,180)
*	Athene Holding Ltd. Class A	(68,594)	(2,139)
	Ares Management Corp. Class A	(50,829)	(2,018)
*	Markel Corp.	(2,157)	(1,991)
	Independent Bank Group Inc.	(47,726)	(1,934)
	Loews Corp.	(50,027)	(1,715)
	New York Community Bancorp Inc.	(153,790)	(1,569)
*	Arch Capital Group Ltd.	(49,845)	(1,428)
*	Ambac Financial Group Inc.	(85,950)	(1,231)
	Apollo Global Management LLC	(24,145)	(1,205)
*	Palomar Holdings Inc.	(12,660)	(1,086)
	Cadence BanCorp Class A	(115,639)	(1,025)
	Argo Group International Holdings Ltd.	(26,095)	(909)
	Hancock Whitney Corp.	(41,291)	(875)
	Kearny Financial Corp.	(104,133)	(852)
	Eagle Bancorp Inc.	(25,695)	(842)
	First Republic Bank	(5,891)	(624)
	Santander Consumer USA Holdings Inc.	(29,498)	(543)
	American International Group Inc.	(14,786)	(461)
*	Triumph Bancorp Inc.	(16,342)	(397)
	WisdomTree Investments Inc.	(108,917)	(378)
	Piper Sandler Cos.	(6,044)	(358)
	Houlihan Lokey Inc. Class A	(6,168)	(343)
	Banc of California Inc.	(30,296)	(328)
*	Axos Financial Inc.	(13,660)	(302)
*	Seacoast Banking Corp. of Florida	(14,465)	(295)
*	LendingClub Corp.	(57,705)	(263)
			(39,575)
Health Care (-14.6%)
*	ABIOMED Inc.	(11,702)	(2,827)
*	AtriCure Inc.	(57,235)	(2,573)
*	Glaukos Corp.	(65,978)	(2,535)
*	iRhythm Technologies Inc.	(21,863)	(2,534)
*	Boston Scientific Corp.	(69,284)	(2,433)
*	Turning Point Therapeutics Inc.	(34,791)	(2,247)
*	Repligen Corp.	(16,157)	(1,997)
*	Centene Corp.	(29,305)	(1,862)
*	Madrigal Pharmaceuticals Inc.	(15,647)	(1,772)
*	Twist Bioscience Corp.	(37,527)	(1,700)
*	Globus Medical Inc.	(33,051)	(1,577)
*	Cardiovascular Systems Inc.	(47,326)	(1,493)
*	Guardant Health Inc.	(17,305)	(1,404)
*	10X Genomics Inc. Class A	(14,942)	(1,334)
*	Intercept Pharmaceuticals Inc.	(27,645)	(1,324)
*	Waters Corp.	(7,265)	(1,311)
*	Exact Sciences Corp.	(14,752)	(1,283)
*	Penumbra Inc.	(7,061)	(1,263)
*	Mirati Therapeutics Inc.	(10,832)	(1,237)
*	Insmed Inc.	(43,896)	(1,209)

Market Neutral Fund

			Market
			Value•
		Shares	($000)
*	Bridgebio Pharma Inc.	(35,744)	(1,166)
*	NeoGenomics Inc.	(37,391)	(1,158)
*	Inogen Inc.	(27,764)	(986)
*	HealthEquity Inc.	(15,067)	(884)
*	Insulet Corp.	(4,522)	(878)
*	Change Healthcare Inc.	(73,545)	(824)
*	Arrowhead Pharmaceuticals Inc.	(19,000)	(821)
*	Adaptive Biotechnologies Corp.	(15,670)	(758)
*	Tricida Inc.	(23,958)	(658)
*	AMN Healthcare Services Inc.	(13,112)	(593)
*	Ultragenyx Pharmaceutical Inc.	(6,863)	(537)
	Cantel Medical Corp.	(10,663)	(472)
*	Bio-Rad Laboratories Inc. Class A	(872)	(394)
*	Amicus Therapeutics Inc.	(24,019)	(362)
*	Pacira BioSciences Inc.	(6,864)	(360)
*	ViewRay Inc.	(157,402)	(353)
*	Avantor Inc.	(20,363)	(346)
*	Envista Holdings Corp.	(16,379)	(345)
*	Fate Therapeutics Inc.	(9,743)	(334)
*	Cerus Corp.	(50,361)	(332)
*	Collegium Pharmaceutical Inc.	(14,879)	(260)
			(48,736)
Industrials (-16.5%)
	Hillenbrand Inc.	(108,281)	(2,931)
	Cubic Corp.	(60,603)	(2,911)
	Fortive Corp.	(42,186)	(2,854)
	Alamo Group Inc.	(27,286)	(2,801)
	US Ecology Inc.	(81,689)	(2,768)
	Parker-Hannifin Corp.	(15,081)	(2,764)
	Toro Co.	(41,480)	(2,752)
	Quanta Services Inc.	(69,466)	(2,725)
	Armstrong World Industries Inc.	(32,441)	(2,529)
*	IAA Inc.	(65,376)	(2,521)
*	Chart Industries Inc.	(51,953)	(2,519)
	Rollins Inc.	(57,827)	(2,451)
*	Ingersoll Rand Inc.	(83,921)	(2,360)
	Greenbrier Cos. Inc.	(100,143)	(2,278)
	L3Harris Technologies Inc.	(12,796)	(2,171)
	Boeing Co.	(9,344)	(1,713)
	Kadant Inc.	(14,652)	(1,460)
*	Casella Waste Systems Inc. Class A	(27,893)	(1,454)
*	Welbilt Inc.	(231,201)	(1,408)
	Advanced Drainage Systems Inc.	(24,902)	(1,230)
	Forward Air Corp.	(24,441)	(1,218)
	Allegiant Travel Co.	(10,540)	(1,151)
	Air Lease Corp. Class A	(32,079)	(940)
	Spirit AeroSystems Holdings Inc. Class A	(37,998)	(910)
	AMETEK Inc.	(7,177)	(641)
*	Lyft Inc. Class A	(18,507)	(611)
	Heartland Express Inc.	(21,649)	(451)
	ICF International Inc.	(6,673)	(433)
*	JetBlue Airways Corp.	(39,386)	(429)
*	Harsco Corp.	(25,937)	(350)
	Southwest Airlines Co.	(9,907)	(339)
	Knight-Swift Transportation Holdings Inc.	(7,983)	(333)
	Macquarie Infrastructure Corp.	(10,792)	(331)
			(54,737)
Information Technology (-20.3%)
*	Trimble Inc.	(66,081)	(2,854)
*	Yext Inc.	(167,919)	(2,789)
*	F5 Networks Inc.	(19,982)	(2,787)
*	RingCentral Inc. Class A	(9,678)	(2,758)
*	Q2 Holdings Inc.	(32,103)	(2,754)
	Cognex Corp.	(46,099)	(2,753)
	Fidelity National Information Services Inc.	(20,515)	(2,751)
*	Fiserv Inc.	(27,200)	(2,655)
	Global Payments Inc.	(15,306)	(2,596)
*	Aspen Technology Inc.	(23,636)	(2,449)
*	Splunk Inc.	(12,108)	(2,406)
*	salesforce.com Inc.	(12,194)	(2,284)
*	Onto Innovation Inc.	(64,127)	(2,183)
	FLIR Systems Inc.	(52,856)	(2,144)
*	ViaSat Inc.	(54,620)	(2,096)
	Paychex Inc.	(27,114)	(2,054)
*	II-VI Inc.	(36,820)	(1,739)
	MKS Instruments Inc.	(14,557)	(1,649)
	InterDigital Inc.	(24,868)	(1,408)
*	2U Inc.	(36,803)	(1,397)
	Monolithic Power Systems Inc.	(5,880)	(1,394)
*	Appfolio Inc.	(8,193)	(1,333)
	Switch Inc.	(71,987)	(1,283)
*	Black Knight Inc.	(17,578)	(1,276)
*	ANSYS Inc.	(4,329)	(1,263)
*	Ambarella Inc.	(27,476)	(1,258)
	Broadridge Financial Solutions Inc.	(9,536)	(1,203)
	Hewlett Packard Enterprise Co.	(112,311)	(1,093)
*	8x8 Inc.	(63,618)	(1,018)
*	LiveRamp Holdings Inc.	(23,933)	(1,016)
*	Coupa Software Inc.	(3,293)	(912)
*	Repay Holdings Corp. Class A	(36,084)	(889)
*	EchoStar Corp. Class A	(31,724)	(887)

Market Neutral Fund

			Market
			Value•
		Shares	($000)
*	Elastic NV	(9,504)	(876)
*	Envestnet Inc.	(10,841)	(797)
*	Pluralsight Inc. Class A	(42,730)	(771)
	Marvell Technology Group Ltd.	(20,208)	(709)
	Skyworks Solutions Inc.	(3,996)	(511)
*	RealPage Inc.	(7,216)	(469)
	Entegris Inc.	(6,715)	(397)
*	ACI Worldwide Inc.	(14,495)	(391)
*	First Solar Inc.	(7,708)	(382)
*	Alteryx Inc. Class A	(2,029)	(333)
*	Trade Desk Inc. Class A	(810)	(329)
	Cabot Microelectronics Corp.	(2,243)	(313)
			(67,609)
Materials (-2.5%)
	Quaker Chemical Corp.	(14,490)	(2,690)
*	Livent Corp.	(217,120)	(1,337)
*	Century Aluminum Co.	(101,353)	(723)
	Freeport-McMoRan Inc.	(62,059)	(718)
	Eagle Materials Inc.	(9,130)	(641)
	Nucor Corp.	(14,840)	(615)
	Westlake Chemical Corp.	(10,613)	(569)
	Amcor plc	(43,998)	(449)
*	Ferro Corp.	(27,315)	(326)
*	Ingevity Corp.	(5,659)	(298)
			(8,366)
Real Estate (-6.2%)
	Americold Realty Trust	(77,666)	(2,819)
	UDR Inc.	(63,420)	(2,371)
*	Redfin Corp.	(49,374)	(2,069)
	Lamar Advertising Co. Class A	(27,896)	(1,862)
	Rexford Industrial Realty Inc.	(41,471)	(1,718)
	Cousins Properties Inc.	(43,607)	(1,301)
	PotlatchDeltic Corp.	(29,532)	(1,123)
	Prologis Inc.	(12,013)	(1,121)
	Agree Realty Corp.	(13,034)	(856)
	Essential Properties Realty Trust Inc.	(55,645)	(826)
	National Storage Affiliates Trust	(27,917)	(800)
	Service Properties Trust	(92,780)	(658)
	Apple Hospitality REIT Inc.	(63,702)	(615)
	CubeSmart	(20,778)	(561)
	Park Hotels & Resorts Inc.	(50,019)	(495)
	NexPoint Residential Trust Inc.	(10,651)	(376)
	DiamondRock Hospitality Co.	(65,227)	(361)
	EastGroup Properties Inc.	(2,916)	(346)
	Washington REIT	(15,117)	(336)
			(20,614)
Utilities (-3.4%)
	UGI Corp.	(85,934)	(2,733)
	New Jersey Resources Corp.	(78,151)	(2,552)
	Essential Utilities Inc.	(55,705)	(2,353)
	Edison International	(38,283)	(2,079)
	Atmos Energy Corp.	(12,297)	(1,224)
	SJW Group	(6,732)	(418)
			(11,359)
Total Common Stocks Sold Short (Proceeds $325,722)			(330,494)
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
[1,2]	Vanguard Market Liquidity Fund, 0.227% (Cost $1,775)	17,750	1,775
Other Assets and Other Liabilities—Net (99.4%)			330,771
Net Assets (100%)			332,669

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
†	Long security positions with a value of $204,401,000 and cash of $304,331,000 are held in a segregated account at the fund’s custodian bank and pledged to a broker-dealer as collateral for the fund’s obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,768,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $1,772,000 was received for securities on loan. REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities
Long Positions, at Value
Unaffiliated Issuers (Cost $314,009)	330,617
Affiliated Issuers (Cost $1,775)	1,775
Total Long Positions	332,392
Investment in Vanguard	15
Cash	23,608
Cash Segregated for Short Positions	304,331
Receivables for Investment Securities Sold	37,118
Receivables for Accrued Income	242
Receivables for Capital Shares Issued	2,481
Total Assets	700,187
Liabilities
Securities Sold Short, at Value (Proceeds $325,722)	330,494
Due to Custodian	1,287
Payables for Investment Securities Purchased	33,377
Collateral for Securities on Loan	1,772
Payables for Capital Shares Redeemed	383
Payables to Vanguard	32
Accrued Dividend Expense on Securities Sold Short	173
Total Liabilities	367,518
Net Assets	332,669

At June 30, 2020, net assets consisted of:

Paid-in Capital	560,158
Total Distributable Earnings (Loss)	(227,489)
Net Assets	332,669

Investor Shares—Net Assets
Applicable to 26,256,361 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	253,588
Net Asset Value Per Share—Investor Shares	$9.66

Institutional Shares—Net Assets
Applicable to 8,222,345 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	79,081
Net Asset Value Per Share—Institutional Shares	$9.62

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends	2,164
Interest[1]	1,493
Securities Lending—Net	145
Total Income	3,802
Expenses
The Vanguard Group—Note B
Investment Advisory Services	185
Management and Administrative—Investor Shares	105
Management and Administrative—Institutional Shares	10
Marketing and Distribution—Investor Shares	20
Marketing and Distribution—Institutional Shares	2
Custodian Fees	47
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Dividend Expense on Securities Sold Short	1,944
Total Expenses	2,320
Net Investment Income (Loss)	1,482
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[1]	(34,497)
Investment Securities Sold Short	18,644
Foreign Currencies	—
Realized Net Gain (Loss)	(15,853)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[1]	(35,517)
Investment Securities Sold Short	27,268
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	(8,249)
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,620)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,000, $5,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income (Loss)	1,482	20,508
Realized Net Gain (Loss)	(15,853)	34,391
Change in Unrealized Appreciation (Depreciation)	(8,249)	(184,393)
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,620)	(129,494)
Distributions[1]
Investor Shares	(562)	(15,919)
Institutional Shares	(186)	(4,991)
Total Distributions	(748)	(20,910)
Capital Share Transactions
Investor Shares	(136,642)	(685,147)
Institutional Shares	(57,474)	(168,947)
Net Increase (Decrease) from Capital Share Transactions	(194,116)	(854,094)
Total Increase (Decrease)	(217,484)	(1,004,498)
Net Assets
Beginning of Period	550,153	1,554,651
End of Period	332,669	550,153
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.19	$11.62	$11.66	$12.39	$12.12	$11.50
Investment Operations
Net Investment Income (Loss)	.035[1]	.206[1]	.108[1]	.111[1]	.050	.002[1]
Net Realized and Unrealized Gain (Loss) on Investments	(.546)	(1.314)	(.038)	(.717)	.267	.620
Total from Investment Operations	(.511)	(1.108)	.070	(.606)	.317	.622
Distributions
Dividends from Net Investment Income	(.019)	(.322)	(.110)	(.124)	(.047)	(.002)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.019)	(.322)	(.110)	(.124)	(.047)	(.002)
Net Asset Value, End of Period	$9.66	$10.19	$11.62	$11.66	$12.39	$12.12

Total Return	-5.01%	-9.57%	0.59%	-4.89%	2.62%	5.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$254	$408	$1,209	$1,368	$1,760	$650
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.16%	1.46%	1.80%	1.54%	1.60%	1.46%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.20%	0.20%	0.20%	0.22%	0.22%	0.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.00%	1.90%	0.93%	0.94%	0.48%	0.01%
Portfolio Turnover Rate	100%	141%	110%	79%	64%	68%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 0.96%, 1.26%, 1.60%, 1.32%, 1.38%, and 1.06%, respectively.
3	Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.15%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.15	$11.57	$11.61	$12.34	$12.07	$11.45
Investment Operations
Net Investment Income (Loss)	.037[1]	.213[1]	.119[1]	.123[1]	.061	.011[1]
Net Realized and Unrealized Gain (Loss) on Investments	(.546)	(1.305)	(.043)	(.719)	.265	.621
Total from Investment Operations	(.509)	(1.092)	.076	(.596)	.326	.632
Distributions
Dividends from Net Investment Income	(.021)	(.328)	(.116)	(.134)	(.056)	(.012)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.021)	(.328)	(.116)	(.134)	(.056)	(.012)
Net Asset Value, End of Period	$9.62	$10.15	$11.57	$11.61	$12.34	$12.07

Total Return	-5.01%	-9.48%	0.65%	-4.83%	2.70%	5.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79	$142	$346	$332	$338	$102
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.10%	1.40%	1.74%	1.46%	1.52%	1.36%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.14%	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.06%	1.96%	0.99%	1.02%	0.56%	0.11%
Portfolio Turnover Rate	100%	141%	110%	79%	64%	68%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 0.96%, 1.26%, 1.60%, 1.32%, 1.38%, and 1.06%, respectively.
3	Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.15%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Notes to Financial Statements

Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold, or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund may receive a portion of the income from the investment of collateral, or be charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The net amounts of income or fees are recorded as interest income (for net income received) or borrowing expense on securities sold short (for net fees charged) in the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Schedule of Investments.

Market Neutral Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund

Market Neutral Fund

Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $15,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At June 30, 2020, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Market Neutral Fund

D.  As of June 30, 2020, gross unrealized appreciation and depreciation for investments and securities sold short based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	315,784
Gross Unrealized Appreciation	85,988
Gross Unrealized Depreciation	(74,152)
Net Unrealized Appreciation (Depreciation)	11,836

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $223,478,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended June 30, 2020, the fund purchased $325,825,000 of investment securities and sold $459,642,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $336,036,000 and $495,422,000, respectively.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	47,792	4,833	143,089	13,108
Issued in Lieu of Cash Distributions	514	53	14,208	1,375
Redeemed	(184,948)	(18,694)	(842,444)	(78,478)
Net Increase (Decrease)—Investor Shares	(136,642)	(13,808)	(685,147)	(63,995)
Institutional Shares
Issued	1,160	114	46,192	4,228
Issued in Lieu of Cash Distributions	104	11	3,397	329
Redeemed	(58,738)	(5,871)	(218,536)	(20,483)
Net Increase (Decrease)—Institutional Shares	(57,474)	(5,746)	(168,947)	(15,926)

At June 30, 2020, one shareholder was the record or beneficial owner of 25% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Market Neutral Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short-and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was reasonable compared with the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short-and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Montgomery Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Market Neutral Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6342 082020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2020

VANGUARD MONTGOMERY FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL CHIEF FINANCIAL OFFICER

Date: August 19, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.